United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2004

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley,Red Bank, NJ July 15, 2004

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto-Culver Co.             COM              013068101    10753   214450 SH       SOLE                   214450
Anadarko Petroleum             COM              032511107     9282   158390 SH       SOLE                   158390
British Petroleum              COM              055622104     1650    30800 SH       SOLE                    30800
Cardinal Health                COM              14149Y108    10851   154900 SH       SOLE                   154900
Cintas Corp.                   COM              172908105    11550   242300 SH       SOLE                   242300
Consol Energy, Inc.            COM              20854P109    10865   301800 SH       SOLE                   301800
Fastenal Co.                   COM              311900104    10281   180900 SH       SOLE                   180900
Gardner Denver, Inc.           COM              365558105     7661   274600 SH       SOLE                   274600
Hathor Exploration             COM              419018106      163   656999 SH       SOLE                   656999
Health Mgmt. Assoc.            COM              421933102    11652   519700 SH       SOLE                   519700
Japan Small Cap. Fd            COM              47109U104     9408   726500 SH       SOLE                   726500
Jumbo Development              COM              48138P108      152   990000 SH       SOLE                   990000
Kerr-McGee Corp.               COM              492386107    16427   305496 SH       SOLE                   305496
Kit Resources                  COM              498020106      382  3000000 SH       SOLE                  3000000
Linear Technology              COM              535678106    22321   565515 SH       SOLE                   565515
Mettler-Toledo Int'l           COM              592688105    15063   306522 SH       SOLE                   306522
Molex Inc. Cl A                COM              608554200     8930   327450 SH       SOLE                   327450
Newmont Mining Corp.           COM              651639106     6581   169800 SH       SOLE                   169800
Occidental Petroleum           COM              674599105    13511   279100 SH       SOLE                   279100
Robert Half Int'l              COM              770323103    16457   552800 SH       SOLE                   552800
St. Mary Land & Exp.           COM              792228108    30307   850118 SH       SOLE                   850118
Walgreen Co.                   COM              931422109    11424   315500 SH       SOLE                   315500
Waters Corporation             COM              941848103    18012   376974 SH       SOLE                   376974
Wheaton River Min.             COM              962902102       56    20000 SH       SOLE                    20000